PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

9. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,	December 31,
	2018	2019
	RMB	RMB
VAT-input deductible	64,237	74,746
Prepaid non-banking financing partners service fees	26,295	21,335
Prepaid rental expense	46,581	16,560
Prepaid consulting and professional service fees	37,236	13,124
Prepaid marketing expense	218,145	12,627
Others	24,820	20,516
	417,314	158,908